Major Expense Classifications Comprising of Other Expense Line Item in Income Statement (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Expense, Nonoperating [Line Items]
Intangible amortization	$ 76,955	$ 184,691	$ 184,691
Advertising	636,652	730,496	669,472
Office supplies	487,581	563,611	486,106
Legal and audit fees	458,731	446,699	419,429
FDIC and state assessments	1,270,792	1,152,049	1,030,963
Telephone expense	430,695	435,015	529,204
Loan collection expense	378,576	371,071	482,036
Other losses	354,279	302,493	687,401
Debit card / ATM expense	815,960	742,488	579,118
Travel and convention	194,541	278,676	263,586
Other expenses	2,770,430	2,671,150	2,202,889
Total other expense	$ 7,875,192	$ 7,878,439	$ 7,534,895